CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock authorized			1,000,000	1,000,000
Preferred stock issued			0	0
Preferred stock outstanding	0	0	0	0
Common Class A
Units Subject to Possible Redemption			31,625,000	0
Common stock par or stated value per share			$ 0.0001	$ 0.0001
Common stock shares authorized			200,000,000	200,000,000
Common stock shares issued			832,500	7,906,250
Common stock shares outstanding			832,500	7,906,250
Class A Common Stock subject to possible redemption
Units Subject to Possible Redemption			31,625,000	0
Class A common stock not subject to possible redemption
Common stock shares issued			8,738,750	8,738,750
Common stock shares outstanding			8,738,750	8,738,750
Common Class B
Common stock par or stated value per share			$ 0.0001	$ 0.0001
Common stock shares authorized			20,000,000	20,000,000
Common stock shares issued			7,906,250	7,906,250
Common stock shares outstanding			7,906,250	7,906,250